REVENUE INFORMATION (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 1,076,591,430	$ 168,940,688	¥ 1,031,323,444	¥ 758,887,906
Service
REVENUE INFORMATION
Revenues	1,012,382,307		1,002,649,055	758,887,906
Live streaming
REVENUE INFORMATION
Revenues	820,825,553		868,946,403	671,410,681
Advertising
REVENUE INFORMATION
Revenues	53,881,336		45,452,681	35,383,571
Membership
REVENUE INFORMATION
Revenues	128,809,051		71,227,203	36,738,369
Others
REVENUE INFORMATION
Revenues	8,866,367		17,022,768	¥ 15,355,285
Merchandise sales
REVENUE INFORMATION
Revenues	¥ 64,209,123		¥ 28,674,389